Earnings Per Share - Additional Information (Detail) (Stock options [Member]) In Thousands, unless otherwise specified	12 Months Ended
Dec. 25, 2012
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	825